Trade Accounts and Notes Receivable (Tables)	12 Months Ended
Dec. 31, 2022
Statement [line items]
Summary of lease investment and net lease investment
(c)	As of December 31, 2021 and 2022, the Company’s gross investment and net investment in the leases are as follows:

(in millions of Won)	2021		2022
Less than 1 year	￦	126	—
Undiscounted lease payments		126	—

Present value of minimum lease payment	￦	126	—

Trade accounts and notes receivables, net [member]
Statement [line items]
Summary of Financial Assets
(a)	Trade accounts and notes receivable as of December 31, 2021 and 2022 are as follows:

(in millions of Won)	2021		2022
Current
Trade accounts and notes receivable	￦	9,266,729	8,695,788
Finance lease receivables		126	—
Unbilled Due from customers for contract work		1,027,039	1,340,146
Less: Allowance for doubtful accounts		(314,955)	(333,792)

	￦	9,978,939	9,702,142

Non-current
Trade accounts and notes receivable	￦	113,370	68,342
Less: Allowance for doubtful accounts		(50,165)	(44,309)

	￦	63,205	24,033

Finance lease receivables [member]
Statement [line items]
Summary of Financial Assets
(b)	Finance lease receivables are as follows:

(in millions of Won)
Customer	Contents	2021		2022
Officers and employees	Songdo apartment rental contract	￦	75	—
ZHAOHUUI PROSPERITY INT’L LTD	Office Rental		51	—

		￦	126	—